INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 14 - INTANGIBLE ASSETS

					Change
	12/31/2025	(+)	(-)	12/31/2024	$	%
		Acquisitions	Disposals

SAP	54,434	-	-	54,434	-	0%
Operational	457,578	-	-	457,578	-	0%
(-) Amotization	-	-	-	-	-	0%
Total	512,012	-	-	512,012	-	0%

Intangible assets comprises rights that have as object intangible assets intended for the maintenance of the entity or exercised for this purpose, The Company expects to realize the amortization of expenses recorded as intangible when start its operations.

Intangible assets are acquired, measured and presented at acquisition or formation cost less accumulated amortization. The useful life of the intangible asset is evaluated as defined according to annual amortization rates that takes into account the evaluation made by Management of the technical, technological and commercial aspects:

Project	Categories	Useful life
SAP B1 (*)	Software	5 years
Operational (**)	Commercial	5 years
Other operational (***)	Preoperational	5 years

(*) We are implementing the SAP Business One (ERP) platform, a financial planning and control system with enterprise resources that will help us record all transactional data used in our Brazilian operations. Expenditure on software maintenance is recognized as an expense as incurred.

(**) Right to supply products to a specific customer and the customer’s commitment to purchase our products with certain commercial conditions.

(***) Other operational expenses for opening companies, with consultants and lawyers.

Amortization

Intangible assets with defined useful lives are amortized on the straight-line basis over their estimated useful lives. Licenses and supply and distribution rights are amortized over the period in which the rights exist, which generally vary from 5 years based on the term of the contracts.

Amortization of intangible assets with finite lives is recognized in the statement of income in the expense category consistent with the use of the intangible asset.